PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 130.1%
Bank Loans 14.3%
Airlines 0.7%
United Airlines, Inc., Term Loan	— %(p)	04/21/28	3,560	$3,600,687
Chemicals 1.0%
Solenis International LP, First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%	4.190(c)	06/26/25	4,945	4,927,579
Commercial Services 0.8%
Adtalem Global Education, Inc., Term Loan	—(p)	04/13/25	2,080	2,064,400
Cimpress USA, Inc., Term Loan	—(p)	04/30/28	1,000	990,000
Verscend Holding Corp., Term Loan	—(p)	08/27/25	1,000	1,001,250
				4,055,650
Computers 1.1%
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.860(c)	09/30/24	5,377	5,372,330
Electric 0.9%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	7.000(c)	07/30/26	2,671	2,470,910
PG&E Corp., Term Loan B, 3 Month LIBOR + 3.000%	3.500(c)	06/23/25	1,990	1,981,269
				4,452,179
Entertainment 0.6%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	3.750(c)	10/21/24	3,000	2,967,186
Healthcare-Services 0.3%
ATI Holdings Acquisition, Inc., Term Loan	—(p)	05/10/23	1,400	1,398,250

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Insurance 0.8%
Asurion LLC,
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.363%(c)	07/31/27	1,025	$1,017,099
Term Loan, 1 Month LIBOR + 3.000%	3.113(c)	11/03/23	3,000	2,991,093
				4,008,192
Pharmaceuticals 0.6%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 - 3 Month LIBOR + 2.500%	3.500(c)	03/01/24	2,659	2,655,510
Software 4.9%
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, 1 Month LIBOR + 3.750%	3.863(c)	10/02/25	4,435	4,407,594
BY Crown Parent LLC, Additional B-1 Term Loan, 1 Month LIBOR + 3.000%	4.000(c)	02/02/26	1,496	1,494,361
Dun & Bradstreet Corp, Term Loan B, 1 Month LIBOR + 3.250%	3.361(c)	02/06/26	5,971	5,935,489
Finastra USA, Inc., First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%	4.500(c)	06/13/24	2,984	2,929,324
Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	599	599,548
Informatica LLC, Second Lien Initial Loan	7.125	02/25/25	2,000	2,038,334
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	1,675	1,661,600
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.370(c)	03/03/28	2,000	2,021,876
Term Loan B-3, 1 Month LIBOR + 3.750%	3.870(c)	06/30/26	3,292	3,267,844
				24,355,970
Telecommunications 2.6%
Crown Subsea Communications Holding, Inc., Term Loan	—(p)	05/31/27	568	566,580
West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	6,423	6,265,000

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Windstream Services LLC, Initial Term Loan, 1 Month LIBOR + 6.250%	7.250%(c)	09/21/27	1,995	$1,998,077
Xplornet Communications, Inc. (Canada), Initial Term Loan, 1 Month LIBOR + 4.750%	4.863(c)	06/10/27	3,980	3,979,329
				12,808,986

Total Bank Loans (cost $70,449,432)				70,602,519
Corporate Bonds 115.8%
Aerospace & Defense 0.4%
Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	875	937,647
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	1,146	1,277,598
				2,215,245
Airlines 1.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	4,700	4,935,164
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	500	528,444
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,480	1,535,543
				6,999,151
Apparel 1.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A	4.625	05/15/24	1,525	1,607,985
Gtd. Notes, 144A	4.875	05/15/26	825	884,493
William Carter Co. (The),
Gtd. Notes, 144A	5.500	05/15/25	620	655,936
Gtd. Notes, 144A	5.625	03/15/27	1,047	1,104,186

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel (cont’d.)

Wolverine World Wide, Inc., Gtd. Notes, 144A	6.375%	05/15/25	1,000	$1,069,673
				5,322,273
Auto Manufacturers 3.1%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	450	472,214
Ford Motor Co.,
Sr. Unsec’d. Notes(aa)	8.500	04/21/23	3,575	4,004,084
Sr. Unsec’d. Notes(aa)	9.000	04/22/25	6,675	8,154,140

Navistar International Corp., Sr. Sec’d. Notes, 144A	9.500	05/01/25	2,617	2,839,811
				15,470,249
Auto Parts & Equipment 1.0%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	1,800	1,845,148
American Axle & Manufacturing, Inc., Gtd. Notes(mm)	6.250	04/01/25	2,725	2,822,579
Titan International, Inc., Sr. Sec’d. Notes, 144A	7.000	04/30/28	375	386,464
				5,054,191
Banks 0.2%
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	1,000	1,080,830
Building Materials 1.6%
JELD-WEN, Inc., Sr. Sec’d. Notes, 144A	6.250	05/15/25	2,810	3,003,546
Masonite International Corp., Gtd. Notes, 144A	5.750	09/15/26	1,125	1,168,594
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,725	1,778,486
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	1,750	1,804,708
				7,755,334

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 4.6%
Chemours Co. (The), Gtd. Notes(aa)(mm)	7.000%	05/15/25	7,000	$7,202,702
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A(aa)	4.250	12/15/25	4,000	4,060,111
Nouryon Holding BV (Netherlands), Sr. Unsec’d. Notes, 144A	8.000	10/01/26	2,939	3,122,488
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	08/01/23	1,954	1,974,553
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	1,375	1,418,759
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	149	139,253
Sr. Sec’d. Notes, 144A	10.875	08/01/24	37	38,993

Tronox, Inc., Sr. Sec’d. Notes, 144A	6.500	05/01/25	1,783	1,904,102
Venator Finance Sarl/Venator Materials LLC, Sr. Sec’d. Notes, 144A	9.500	07/01/25	1,500	1,689,298
W.R. Grace & Co.-Conn., Gtd. Notes, 144A(aa)	4.875	06/15/27	870	906,908
				22,457,167
Commercial Services 5.6%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	400	401,260
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	2,250	2,382,741
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	425	432,509
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	1,000	1,036,278
Brink’s Co. (The), Gtd. Notes, 144A	5.500	07/15/25	1,800	1,908,014
Celestial-Saturn Merger Sub, Inc., Sr. Sec’d. Notes, 144A	4.500	05/01/28	525	524,282
CoreCivic, Inc., Gtd. Notes	8.250	04/15/26	225	226,125
Laureate Education, Inc., Gtd. Notes, 144A(aa)	8.250	05/01/25	6,250	6,517,166

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(aa)	5.000%	02/01/25	5,380	$5,520,826
United Rentals North America, Inc., Gtd. Notes	5.500	05/15/27	1,719	1,832,376
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(aa)	9.750	08/15/26	6,250	6,657,073
				27,438,650
Computers 2.3%
Ahead DB Holdings LLC, Gtd. Notes, 144A	6.625	05/01/28	150	152,657
Dell International LLC/EMC Corp., Gtd. Notes, 144A	7.125	06/15/24	2,450	2,518,438
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	1,500	1,587,657
Sr. Unsec’d. Notes, 144A(aa)	6.750	06/01/25	6,755	6,878,706
				11,137,458
Distribution/Wholesale 0.9%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	2,719	2,873,076
Core & Main Holdings LP, Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%	8.625	09/15/24	1,435	1,469,730
				4,342,806
Diversified Financial Services 3.7%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	1,200	1,232,411
Antares Holdings LP (Canada), Sr. Unsec’d. Notes, 144A	3.950	07/15/26	325	334,226
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	860	901,144
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	450	455,202
Gtd. Notes, 144A(aa)	5.375	12/01/24	4,241	4,410,004

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Home Point Capital, Inc., Gtd. Notes, 144A	5.000%	02/01/26	1,100	$1,082,805
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27	1,075	1,123,232
OneMain Finance Corp.,
Gtd. Notes	6.125	03/15/24	500	540,113
Gtd. Notes	6.875	03/15/25	1,750	1,987,876
Gtd. Notes(aa)	7.125	03/15/26	4,425	5,168,821
Gtd. Notes	8.875	06/01/25	400	443,254

PHH Mortgage Corp., Sr. Sec’d. Notes, 144A	7.875	03/15/26	350	355,852
				18,034,940
Electric 2.5%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26	3,472	3,563,183
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	325	320,596
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	1,000	1,016,274
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27	679	707,311
Gtd. Notes	7.250	05/15/26	1,288	1,336,053
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	3,750	3,884,523
Gtd. Notes, 144A	5.500	09/01/26	1,500	1,550,345
				12,378,285
Electrical Components & Equipment 0.6%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	1,450	1,569,653
Gtd. Notes, 144A	7.250	06/15/28	1,200	1,331,395
				2,901,048
Electronics 0.4%
Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	1,825	1,988,252

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500%	01/15/26	700	$734,074
Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125	03/15/27	500	556,296
Entertainment 6.5%
Bally’s Corp., Gtd. Notes, 144A	6.750	06/01/27	1,000	1,064,801
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A(aa)	6.250	07/01/25	4,050	4,306,959
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25	2,195	2,214,009
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	1,350	1,410,346
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	1,000	1,069,501
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27	500	561,211
Sr. Sec’d. Notes, 144A	6.500	02/15/25	2,800	3,099,030

Mohegan Gaming & Entertainment, Sec’d. Notes, 144A	8.000	02/01/26	350	355,290
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	1,100	1,117,555
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., Sr. Unsec’d. Notes, 144A	8.500	11/15/27	1,100	1,169,390
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	3,880	4,032,394
Scientific Games International, Inc.,
Gtd. Notes, 144A(aa)	8.250	03/15/26	4,000	4,321,828
Gtd. Notes, 144A	8.625	07/01/25	1,475	1,613,913
Sr. Sec’d. Notes, 144A	5.000	10/15/25	300	309,815

Six Flags Entertainment Corp., Gtd. Notes, 144A	4.875	07/31/24	1,675	1,692,428
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A	7.750	04/15/25	3,440	3,713,519
				32,051,989

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 2.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250%	03/15/26	362	$361,217
Gtd. Notes, 144A(aa)	4.625	01/15/27	4,100	4,262,687

B&G Foods, Inc., Gtd. Notes	5.250	04/01/25	1,775	1,827,078
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25	1,775	1,847,414
Pilgrim’s Pride Corp., Gtd. Notes, 144A(aa)	5.875	09/30/27	4,100	4,363,399
				12,661,795
Gas 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24	1,200	1,337,642
Sr. Unsec’d. Notes	5.750	05/20/27	1,675	1,872,265
Sr. Unsec’d. Notes	5.875	08/20/26	1,500	1,677,895
				4,887,802
Healthcare-Services 6.4%
HCA, Inc., Gtd. Notes(aa)	5.875	02/15/26	4,214	4,839,787
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	3,225	3,439,713
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	1,350	1,435,208
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	2,358	2,535,916
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26	4,050	4,385,397
Surgery Center Holdings, Inc., Gtd. Notes, 144A(aa)	10.000	04/15/27	3,450	3,780,846
Tenet Healthcare Corp.,
Sec’d. Notes	5.125	05/01/25	1,245	1,260,575
Sr. Sec’d. Notes(aa)	4.625	07/15/24	7,783	7,902,361

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes, 144A	4.875%	01/01/26	500	$519,385
Sr. Unsec’d. Notes	6.750	06/15/23	1,200	1,310,167
				31,409,355
Home Builders 5.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	3,356	3,491,598
Beazer Homes USA, Inc., Gtd. Notes(aa)	5.875	10/15/27	4,075	4,305,417
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.250	09/15/27	2,512	2,660,608
Century Communities, Inc.,
Gtd. Notes	5.875	07/15/25	750	778,621
Gtd. Notes	6.750	06/01/27	1,000	1,077,827

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	2,310	2,470,043
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	700	708,868
KB Home, Gtd. Notes	6.875	06/15/27	432	512,582
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	450	473,405
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	1,375	1,448,005
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	1,115	1,269,139
New Home Co., Inc. (The), Gtd. Notes, 144A	7.250	10/15/25	825	867,236
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,971	2,236,675
Gtd. Notes, 144A	6.625	07/15/27	1,782	1,931,269

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	5.875	06/15/24	700	780,507
				25,011,800

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet 1.9%
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	3.500%	05/01/26	1,575	$1,575,000
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	2,100	2,202,284
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.000	04/15/25	5,500	5,570,640
				9,347,924
Iron/Steel 0.3%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,500	1,625,509
Leisure Time 0.3%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	3.625	12/15/24	1,225	1,172,579
Viking Cruises Ltd., Gtd. Notes, 144A	6.250	05/15/25	500	500,577
				1,673,156
Lodging 3.8%
Boyd Gaming Corp., Gtd. Notes	6.375	04/01/26	1,175	1,213,291
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	250	250,603
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.375	05/01/25	1,250	1,315,122
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.875	04/01/27	220	228,772
MGM Resorts International,
Gtd. Notes(aa)	4.625	09/01/26	4,585	4,828,967
Gtd. Notes	5.500	04/15/27	900	982,725
Gtd. Notes(mm)	6.750	05/01/25	2,650	2,842,422

Station Casinos LLC, Gtd. Notes, 144A	5.000	10/01/25	2,000	2,029,035

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875%	05/15/25	3,546	$3,466,080
Travel + Leisure Co., Sr. Sec’d. Notes	6.600	10/01/25	1,300	1,474,292
				18,631,309
Machinery-Diversified 1.0%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	10.125	08/01/24	4,650	4,849,563
Media 14.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	1,100	1,152,134
Sr. Unsec’d. Notes, 144A(aa)	5.500	05/01/26	6,000	6,191,726
Sr. Unsec’d. Notes, 144A(aa)	5.875	05/01/27	4,500	4,649,375

Clear Channel Worldwide Holdings, Inc., Sr. Sec’d. Notes, 144A	5.125	08/15/27	3,500	3,553,541
CSC Holdings LLC,
Gtd. Notes, 144A(aa)	5.500	05/15/26	3,500	3,598,837
Gtd. Notes, 144A	5.500	04/15/27	3,000	3,148,034
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	500	522,919
Gtd. Notes	5.875	07/15/22	2,000	2,092,723
Gtd. Notes	5.875	11/15/24	2,850	3,084,865

EW Scripps Co. (The), Gtd. Notes, 144A	5.125	05/15/25	4,500	4,618,483
Gray Television, Inc., Gtd. Notes, 144A(aa)	5.875	07/15/26	8,055	8,355,268
iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26	1,500	1,596,070
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625	07/15/27	2,500	2,640,685
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	4,350	4,425,987
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	3,000	3,088,956
Sirius XM Radio, Inc.,
Gtd. Notes, 144A	4.625	07/15/24	1,500	1,543,200

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Sirius XM Radio, Inc., (cont’d.)
Gtd. Notes, 144A(aa)	5.375%	07/15/26	4,100	$4,233,937
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	5,685	5,779,207
Sr. Sec’d. Notes, 144A	9.500	05/01/25	500	556,061

Urban One, Inc., Sr. Sec’d. Notes, 144A	7.375	02/01/28	365	376,680
Videotron Ltd. (Canada), Gtd. Notes, 144A(aa)	5.375	06/15/24	3,414	3,755,694
				68,964,382
Mining 5.1%
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	4,000	4,124,867
Eldorado Gold Corp. (Turkey), Sec’d. Notes, 144A	9.500	06/01/24	2,310	2,517,900
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	03/01/26	500	526,000
Gtd. Notes, 144A	7.250	04/01/23	4,500	4,584,462
Gtd. Notes, 144A	7.500	04/01/25	1,800	1,869,650

Hudbay Minerals, Inc. (Peru), Gtd. Notes, 144A	4.500	04/01/26	2,550	2,586,195
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	2,772	2,855,679
Sr. Unsec’d. Notes, 144A	7.500	07/15/27	600	651,554

Novelis Corp., Gtd. Notes, 144A	5.875	09/30/26	5,385	5,618,027
				25,334,334
Miscellaneous Manufacturing 0.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	12/01/24	2,477	2,513,947
Office/Business Equipment 1.5%
CDW LLC/CDW Finance Corp., Gtd. Notes(aa)	4.125	05/01/25	7,250	7,560,827

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 4.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250%	02/15/26	850	$901,220
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	425	448,723
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.500	01/30/26	2,150	2,226,030
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	500	532,732

EQT Corp., Sr. Unsec’d. Notes	3.900	10/01/27	1,375	1,432,982
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	10/01/25	2,625	2,668,189
MEG Energy Corp. (Canada), Sec’d. Notes, 144A	6.500	01/15/25	2,050	2,120,018
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.700	02/15/23	1,000	1,005,829
Sr. Unsec’d. Notes	3.450	07/15/24	3,225	3,243,136
Sr. Unsec’d. Notes	5.550	03/15/26	525	563,778
Sr. Unsec’d. Notes	5.875	09/01/25	2,425	2,648,086

Ovintiv Exploration, Inc., Gtd. Notes	5.375	01/01/26	500	560,154
Range Resources Corp.,
Gtd. Notes	5.000	03/15/23	2,000	2,044,731
Gtd. Notes	9.250	02/01/26	700	768,277
				21,163,885
Packaging & Containers 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Unsec’d. Notes, 144A	5.250	08/15/27	2,000	2,044,863
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	625	646,997
Sealed Air Corp., Gtd. Notes, 144A	5.500	09/15/25	1,000	1,107,599
				3,799,459

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 3.6%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500%	01/31/27	675	$751,529
Gtd. Notes, 144A	9.250	04/01/26	1,000	1,107,600
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.125	04/15/25	3,809	3,893,541
Gtd. Notes, 144A(aa)	9.000	12/15/25	6,131	6,645,987

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25	5,000	5,340,516
				17,739,173
Pipelines 1.9%
EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.000	07/01/25	1,375	1,501,226
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	826	843,828
Gtd. Notes, 144A	6.000	03/01/27	1,384	1,404,751
Gtd. Notes, 144A	7.500	10/01/25	1,500	1,636,937

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.500	07/15/27	1,200	1,305,765
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	500	521,862
Sr. Unsec’d. Notes	4.350	02/01/25	2,100	2,220,797
				9,435,166
Real Estate 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	1,325	1,401,188
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	100	103,176
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	1,147	1,213,067
				2,717,431

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 6.4%
Diversified Healthcare Trust,
Gtd. Notes	9.750%	06/15/25	1,268	$1,423,351
Sr. Unsec’d. Notes	6.750	12/15/21	2,481	2,495,392
ESH Hospitality, Inc.,
Gtd. Notes, 144A	4.625	10/01/27	1,525	1,616,500
Gtd. Notes, 144A	5.250	05/01/25	3,600	3,672,629

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	09/01/26	401	424,334
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27	2,200	2,319,898
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A(mm)	7.500	06/01/25	2,500	2,717,711
SBA Communications Corp., Sr. Unsec’d. Notes(aa)	4.875	09/01/24	5,000	5,119,185
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	3,840	4,136,607
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	6.000	04/15/23	3,180	3,228,213
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27	1,574	1,586,018
Gtd. Notes, 144A	4.250	12/01/26	2,825	2,920,968
				31,660,806
Retail 3.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	4.250	05/15/24	1,349	1,367,007
Brinker International, Inc.,
Gtd. Notes, 144A(mm)	5.000	10/01/24	825	863,973
Sr. Unsec’d. Notes	3.875	05/15/23	3,050	3,119,537

Caleres, Inc., Gtd. Notes	6.250	08/15/23	479	480,596
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	4,910	5,177,433
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24	1,450	1,468,433

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Sally Holdings LLC/Sally Capital, Inc., Sec’d. Notes, 144A	8.750%	04/30/25	2,500	$2,764,802
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500	06/01/24	2,000	2,023,277
				17,265,058
Semiconductors 1.3%
Microchip Technology, Inc., Gtd. Notes, 144A(aa)	4.250	09/01/25	6,200	6,499,107
Software 2.5%
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	2,000	2,150,394
BY Crown Parent LLC/BY Bond Finance, Inc., Sr. Sec’d. Notes, 144A	4.250	01/31/26	4,102	4,296,728
Dun & Bradstreet Corp. (The), Gtd. Notes, 144A	10.250	02/15/27	500	554,081
Open Text Corp. (Canada), Gtd. Notes, 144A	5.875	06/01/26	2,500	2,581,294
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	2,500	2,653,215
				12,235,712
Telecommunications 10.0%
Altice France SA (France), Sr. Sec’d. Notes, 144A	7.375	05/01/26	7,235	7,515,198
CommScope, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.500	03/01/24	4,850	5,000,103
Sr. Sec’d. Notes, 144A	6.000	03/01/26	1,765	1,860,161
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	1,500	1,516,448
Sr. Sec’d. Notes, 144A	8.750	05/25/24	1,000	1,044,101
Sr. Sec’d. Notes, 144A	8.750	05/25/24	3,560	3,712,973

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	1,000	943,705

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Level 3 Financing, Inc., Gtd. Notes, 144A	4.625%	09/15/27	1,250	$1,288,489
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.125	12/15/26	6,588	6,907,503
Sr. Unsec’d. Notes, Series T	5.800	03/15/22	2,700	2,789,191
Sprint Corp.,
Gtd. Notes	7.625	02/15/25	2,030	2,415,980
Gtd. Notes(aa)	7.625	03/01/26	5,150	6,315,831

T-Mobile USA, Inc., Gtd. Notes	6.000	04/15/24	2,000	2,014,534
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27	1,500	1,575,389
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	2,755	2,818,700
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	1,645	1,633,116
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	200	206,432
				49,557,854
Toys/Games/Hobbies 0.1%
Mattel, Inc., Gtd. Notes, 144A	3.375	04/01/26	250	258,848
Transportation 1.2%
XPO Logistics, Inc.,
Gtd. Notes, 144A(aa)	6.250	05/01/25	3,553	3,805,496
Gtd. Notes, 144A	6.750	08/15/24	2,000	2,097,931
				5,903,427
Trucking & Leasing 0.0%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	225	233,786

Total Corporate Bonds (cost $567,240,456)				570,859,653

Total Long-Term Investments (cost $637,689,888)				641,462,172

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2021
Description	Shares	Value
Short-Term Investment 3.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $19,523,026)(wb)	19,523,026	$19,523,026

TOTAL INVESTMENTS 134.0% (cost $657,212,914)		660,985,198
Liabilities in excess of other assets (34.0)%		(167,788,980)

Net Assets 100.0%		$493,196,218

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-Kind
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,470,687 and 0.5% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $201,818,699 segregated as collateral for amount of $159,000,000 borrowed and outstanding as of April 30, 2021.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2021.
(mm)	Represents security, or a portion thereof, in connection with the rehypothecation of portfolio securities with an aggregate value of $3,105,863 as of April 30, 2021.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Unfunded loan commitment outstanding at April 30, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Concrete, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 1.375% , 1.375%(c), Maturity Date 05/01/25 (cost $987,742)^	997	$987,519	$—	$(223)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).